Consolidated Statements of Changes in Partners' Capital (Parentheticals)	12 Months Ended
Dec. 31, 2018 $ / shares
Distribution Made To Limited Partner [Line Items]
Distribution Made To Limited Partner Distributions Paid Per Unit	$ 0.06
Navios Containers
Distribution Made To Limited Partner [Line Items]
Share Price	$ 4.96